Business Segment Information	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Segment and Corporate Information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2016 and 2015 is set forth below.

	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended March 31, 2016
Revenue external customers	$3.043.788	$630.785	$374.334	$153.253	$4.202.160	$3.168	$4.205.328
Inter - segment revenue	1.020	-	6	32	1.058	(1.058)	-
Revenue	3.044.808	630.785	374.340	153.285	4.203.218	2.110	4.205.328
Operating income	436.447	129.844	65.079	10.881	642.251	(101.960)	540.291
Depreciation and amortization	(101.326)	(28.222)	(11.546)	(3.600)	(144.694)	(37.089)	(181.783)
Income (loss) from equity method investees	16.533	1.370	559	110	18.571	-	18.571
Total assets	17.580.902	3.472.568	1.795.393	657.751	23.506.614	2.560.219	26.066.833
thereof investments in equity method investees	315.139	232.465	114.701	27.089	689.394	-	689.394
Capital expenditures, acquisitions and investments (1)	243.470	29.043	8.571	4.791	285.875	55.361	341.236

Three months ended March 31, 2015
Revenue external customers	$2.771.479	$629.006	$353.038	$197.880	$3.951.403	$8.524	$3.959.927
Inter - segment revenue	1.290	0	0	99	1.389	(1.389)	-
Revenue	2.772.769	629.006	353.038	197.979	3.952.792	7.135	3.959.927
Operating income	340.084	141.256	84.512	17.857	583.709	(79.309)	504.400
Depreciation and amortization	(97.190)	(28.327)	(10.831)	(4.812)	(141.160)	(34.694)	(175.854)
Income (loss) from equity method investees	4.506	1.063	362	273	6.204	-	6.204
Total assets(2),(3)	16.730.207	3.313.409	1.783.850	678.296	22.505.762	2.299.403	24.805.165
thereof investments in equity method investees	270.983	210.902	105.968	24.512	612.365	-	612.365
Capital expenditures, acquisitions and investments (4)	121.232	30.750	12.929	5.459	170.370	52.722	223.092

(1) North America and EMEA acquisitions exclude $8,370 and $11 respectively of non-cash acquisitions for 2016.
(2) At March 31, 2015 debt issuance costs in the amount of $59,775 have been reclassified from Prepaid expenses and other current assets and Other assets to Long-term debt and capital lease obligations to conform to the current year´s presentation.
(3) Deferred taxes which were classified as current at March 31, 2015 have been reclassified to noncurrent in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes previously recorded in 2015 within current assets and liabilities have been reclassified to noncurrent assets and liabilities in the amount of $270,664 and $34,380, respectively. As a result of deferred tax netting, noncurrent assets and liabilities were then adjusted in the amount of $241,804.
(4) EMEA, Asia-Pacific and Latin America acquisitions exclude $12,887, $33,960 and $309, respectively, of non-cash acquisitions for 2015.